Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2022
Significant Accounting Policies [Line Items]
Description of payment terms in contract with customer	Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days.
Other receivables related to purchase of components	$ 10,500	$ 9,200
Financing receivables, net	4,500	5,300
Long-term accounts receivable, net of allowance for doubtful accounts	4,900	4,500
Advertising expense	$ 1,700	$ 904	$ 1,500
Maximum | Reprogrammed Interchange LLC | Inflection AI, Inc
Significant Accounting Policies [Line Items]
Equity interest percentage	10.00%
Maximum | Greylock Ventures | Inflection AI, Inc
Significant Accounting Policies [Line Items]
Equity interest percentage	10.00%
Server Equipment | Service Life
Significant Accounting Policies [Line Items]
Estimated useful lives			4 years	6 years
Network Equipment | Service Life
Significant Accounting Policies [Line Items]
Estimated useful lives			4 years	6 years
Software
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Computer Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Computer Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	6 years
Buildings and Improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Buildings and Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	20 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years